                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                         OMB Number: 3235-006
                                                     Expires: February 28, 1994
                                                      Estimated average burden
                                                    hours per form . . . . 24.60
                                                    ----------------------------

                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31st, 2003.


--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]

Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

3160 National City Tower, 101 South Fifth Street,   Louisville,    KY      40202
--------------------------------------------------------------------------------
Business Address                 (Street)             (City)    (State)    (Zip)

Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 19th day of January, 2004.

                                            TODD INVESTMENT ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                 Bosworth M. Todd
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

                                      13f file
Name:                                 No.:                 Name:                         13f file No.:
------------------------------------- -------------------- ----------------------------- -------------------------------
1.  Todd Investment Advisors, Inc.    28-834               6.
------------------------------------- -------------------- ----------------------------- -------------------------------
2.                                                         7.
------------------------------------- -------------------- ----------------------------- -------------------------------
3.                                                         8.
------------------------------------- -------------------- ----------------------------- -------------------------------
4.                                                         9.
------------------------------------- -------------------- ----------------------------- -------------------------------
5.                                                         10.
------------------------------------- -------------------- ----------------------------- -------------------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                                             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                                      133

FORM 13F INFORMATION TABLE VALUE TOTAL:                                  2106532


LIST OF OTHER INCLUDED MANAGERS:

NO.           13F FILE NUMBER                    NAME

---------     ------------------------------     -------------------------------

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
3M CO                            88579Y101     2595     30524                                                  24750            5774
ABBOTT LABS                      002824100     1507     32337                                                   9755           22582
AEGON N V                        007924103      220     14868                                                      0           14868
AGILENT TECHNOLOGIES INC         00846U101     7992    273335                                                      0          273335
ALCOA INC                        013817101      640     16850                                                  16850               0
ALLERGAN INC                     018490102      253      3300                                                      0            3300
ALTRIA GROUP INC                 02209S103    43152    792945                                                 262165          530780
AMERICAN EXPRESS CO              025816109     1151     23864                                                  23864               0
AMERICAN INTL GROUP INC          026874107    10970    165503                                                  16417          149086
ANHEUSER BUSCH COS INC           035229103    22442    426005                                                 210990          215015
ANTHEM INC                       03674B104    73763    983502                                                 262997          720505
APPLIED MATLS INC                038222105    14780    658633                                                 332393          326240
ARCHSTONE SMITH TR               039583109     4955    177090                                                 159440           17650
ASHLAND INC                      044204105      223      5052                                                   5052               0
AT&T CORP                        001957505     2625    129300                                                 129300               0
AVON PRODS INC                   054303102      776     11500                                                   1500           10000
BANK OF AMERICA                  060505104    89837   1116957                                                 310947          806010
                                             277881

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
BANK ONE CORP                    06423A103     1366     29962                                                  17489           12473
BELLSOUTH CORP                   079860102      997     35242                                                   6790           28452
BEST BUY INC                     086516101    46261    885550                                                 364830          520720
BLOCK H & R INC                  093671105    47964    866237                                                 253567          612670
BOEING CO                        097023105     1022     24250                                                  24250               0
BP PLC                           055622104    40272    816043                                                 395977          420066
BRISTOL MYERS SQUIBB CO          110122108    24411    853529                                                 301130          552399
BROWN FORMAN CL B                115637209      514      5500                                                    800            4700
BURLINGTON RES INC               122014103     1078     19474                                                  19474               0
CARDINAL HEALTH INC              14149Y108    26003    425169                                                 199582          225587
CATERPILLAR INC DEL              149123101     1673     20150                                                  20150               0
CHEVRONTEXACO CORP               166764100    29220    338234                                                 135653          202581
CINCINNATI FINL CORP             172062101      388      9300                                                    200            9100
CISCO SYS INC                    17275R102    44459   1834863                                                 727453         1107410
CITIGROUP INC                    172967101    68527   1411772                                                 457876          953896
COCA COLA CO                     191216100    10031    197661                                                  31645          166016
COLGATE PALMOLIVE CO             194162103      250      5000                                                      0            5000
                                             344436

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
COMPUTER ASSOC INTL INC          204912109     9179    335750                                                      0          335750
COMPUTER SCIENCES CORP           205363104    29796    673670                                                 177195          496475
CONCORD EFS INC                  206197105    36402   2452975                                                 781785         1671190
CONOCOPHILLIPS                   20825C104    59269    903905                                                 252680          651225
DELTA AIR LINES INC DEL          247361108     3154    267080                                                    580          266500
DISNEY WALT CO                   254687106     1081     46350                                                  33250           13100
DOMINION RES INC VA NEW          25746U109    42510    665994                                                 210029          455965
DOVER CORP                       260003108      806     20280                                                  10780            9500
DOW CHEM CO                      260543103    24782    596142                                                 264115          332027
DU PONT E I DE NEMOURS &         263534109     1303     28392                                                  24450            3942
DUKE ENERGY CORP                 264399106    10879    532000                                                      0          532000
DUKE REALTY CORP                 264411505     4420    142590                                                 112780           29810
EASTMAN KODAK CO                 277461109      409     15950                                                  15950               0
EMERSON ELEC CO                  291011104    40797    630064                                                 184519          445545
ENGELHARD CORP                   292845104     8239    275100                                                   1500          273600
EQUITY OFFICE PROPERTIES         294741103     5260    183599                                                 165472           18127
EQUITY RESIDENTIAL               29476L107     3575    121142                                                 109482           11660
                                             281861

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors


                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
EXXON MOBIL CORP                 30231G102    32672    796872                                                  51168          745704
FEDERAL REALTY INVT TR           313747206     6334    165000                                                      0          165000
FIRST DATA CORP                  319963104      353      8580                                                   8580               0
FIRST INDUSTRIAL REALTY          32054K103     4411    130700                                                 113600           17100
FLEETBOSTON FINL CORP            339030108      440     10090                                                   3890            6200
FLEXTRONICS INTL LTD             Y2573F102     3654    246913                                                 223525           23388
FORD MTR CO DEL                  345370860     7561    472549                                                  58943          413606
GANNETT INC                      364730101    18813    211000                                                      0          211000
GENERAL ELEC CO                  369604103    64009   2066142                                                 660520         1405622
GENERAL MTRS CORP                370442105      852     15950                                                  15950               0
HEINZ H J CO                     423074103    10634    291900                                                   3700          288200
HEWLETT PACKARD CO               428236103    11073    482055                                                  44130          437925
HILLENBRAND INDS INC             431573104      224      3612                                                    500            3112
HOME DEPOT INC                   437076102    32933    927945                                                 351560          576385
HONDA MOTOR LTD                  438128308     6095    270880                                                 254335           16545
HONEYWELL INTL INC               438516106     1888     56467                                                  39937           16530
HSBC HLDGS PLC                   404280406    10542    133750                                                      0          133750
                                             212488

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
INTEL CORP                       458140100     1288     40190                                                  31650            8540
INTERNATIONAL BUSINESS M         459200101     2685     28966                                                  20950            8016
INTL PAPER CO                    460146103     7381    171214                                                  16214          155000
J P MORGAN CHASE & CO            46625H100      929     25306                                                  21106            4200
JEFFERSON PILOT CORP             475070108    11910    235153                                                  72953          162200
JOHNSON & JOHNSON                478160104    20923    405004                                                  30794          374210
KENTUCKY BANCSHARES INC          491203105      281      8400                                                   8400               0
KERR MCGEE CORP                  492386107    20020    430632                                                 110082          320550
KEYCORP NEW                      493267108      264      9000                                                      0            9000
KEYSPAN CORP                     49337W100    38360   1042392                                                 279212          763180
KIMBERLY CLARK CORP              494368103    72352   1224443                                                 365783          858660
KINDER MORGAN INC KANS           49455P101      272      4610                                                   4610               0
KOHLS CORP                       500255104    24280    540275                                                 170105          370170
LEXMARK INTL CL A                529771107      934     11880                                                  11880               0
LILLY ELI & CO                   532457108      687      9770                                                   8080            1690
LUCENT TECHNOLOGIES INC          549463107       34     12000                                                      0           12000
MACK CALI RLTY CORP              554489104     2654     63765                                                  61365            2400
                                             205254

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
MARSH & MCLENNAN COS INC         571748102      407      8500                                                    500            8000
MBIA INC                         55262C100     9390    158541                                                  24579          133962
MBNA CORP                        55262L100    56488   2273165                                                 654900         1618265
MCDONALDS CORP                   580135101    19077    768318                                                 266788          501530
MCKESSON CORP                    58155Q103    19287    599716                                                 296976          302740
MEDCO HEALTH SOLUTIONS I         58405U102     2804     82493                                                  23185           59308
MERCK & CO INC                   589331107    36061    780540                                                 281840          498700
MGIC INVT CORP WIS               552848103    31878    559858                                                 219698          340160
MICROSOFT CORP                   594918104    75208   2747842                                                 890562         1857280
NATIONAL CITY BANK               635405103     2556     75321                                                   7865           67456
NORFOLK SOUTHERN CORP            655844108      316     13358                                                   3775            9583
ORACLE CORP                      68389X105     4665    352602                                                 329497           23105
PEPSICO INC                      713448108      876     18790                                                  18090             700
PFIZER INC                       717081103    37006   1047433                                                 377893          669540
PNC FINL SVCS GROUP INC          693475105     9080    165897                                                 149538           16359
PROCTER & GAMBLE CO              742718109     3571     35756                                                  22208           13548
RAYTHEON CO                      755111507     7714    256800                                                    100          256700
                                             316384

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
REGIONS FINL CORP                758940100    16293    437980                                                    980          437000
REYNOLDS R J TOB HLDGS I         76182K105      756     13000                                                  13000               0
ROYAL DUTCH PETE CO              780257804     7076    135064                                                   1300          133764
S Y BANCORP INC                  785060104      735     35748                                                  35748               0
SAFEWAY INC                      786514208      558     25450                                                  24850             600
SARA LEE CORP                    803111103      935     43090                                                  10920           32170
SBC COMMUNICATIONS INC           78387G103    44297   1699170                                                 631555         1067615
SCHERING PLOUGH CORP             806605101      451     25940                                                   3740           22200
SCHLUMBERGER LTD                 806857108     5799    105980                                                   5480          100500
SHERWIN WILLIAMS CO              824348106      208      6000                                                      0            6000
SIMON PPTY GROUP INC NEW         828806109     3707     79990                                                  67140           12850
SOUTHERN CO                      842587107      457     15100                                                   2300           12800
STATE STR CORP                   857477103      521     10000                                                      0           10000
SUNGARD DATA SYS INC             867363103    22744    820800                                                 207200          613600
TARGET CORP                      87612E110    68428   1781979                                                 502309         1279670
TEE COMM ELECTRS INC             87900H100        0     10000                                                      0           10000
THERMAL SYSTEMS INC              883533101        0     10000                                                  10000               0
                                             172965

                                    FORM 13F

               Name of Reporting Manager    Todd Investment Advisors

                                                                                                              (SEC USE ONLY)
                                                                                                              --------------
                                                                                                                  Item 8:
                                                                           Item 6:                                Voting
                                                                   Investment Discretion                        Authority
                          Item 2:           Item 4:    Item 5:   --------------------------   Item 7:            (Shares)
                          Title    Item 3:    Fair    Shares of        (b) Shared-   (c)     Managers         --------------
         Item 1:           of       CUSIP    Market   Principal   (a)   As Defined  Shared-    See             (a)     (b)     (c)
      Name of Issuer      Class    Number    Value      Amount   Sole   in Inst. V   Other   Inst. V           Sole   Shared   None
      --------------      ------ ---------  -------   ---------  ----   ----------  -------  --------  -----  ------  ------ -------
UNION PAC CORP                   907818108    21973    316247                                                 178287          137960
UNITED TECHNOLOGIES CORP         913017109    85137    898352                                                 262462          635890
UNOCAL CORP                      915289102    20112    546075                                                 157075          389000
US BANCORP DEL                   902973304     1342     45080                                                  29780           15300
UST INC                          902911106     2540     71156                                                  39806           31350
VERIZON COMMUNICATIONS           92343V104    49991   1425057                                                 373510         1051547
WACHOVIA CORP 2ND NEW            929903102    43102    925130                                                 119400          805730
WAL MART STORES INC              931142103     1853     34925                                                  22725           12200
WALGREEN CO                      931422109      657     18060                                                   4600           13460
WASHINGTON MUT INC               939322103     2281     56850                                                  55250            1600
WELLPOINT HEALTH NETWORK         94973H108      600      6190                                                    540            5650
WELLS FARGO & CO NEW             949746101    64308   1092000                                                 338780          753220
WYETH                            983024100      504     11865                                                   2400            9465
XCEL ENERGY INC                  98389B100      863     50800                                                  50800               0
                                             295263
                                            -------
   COMPANY TOTAL                            2106532
                                            =======